Equity - Narrative (Details)						1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 02, 2024 $ / shares	May 16, 2024 $ / shares	Dec. 06, 2022 USD ($) contract	Aug. 22, 2022 contract	Oct. 26, 2020 USD ($) vessel contract	Apr. 20, 2018 USD ($) contract vessel	Dec. 31, 2020 contract	Dec. 31, 2024 USD ($) vote_per_share contract $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jun. 21, 2022 USD ($)	Jan. 26, 2022 USD ($)	Dec. 31, 2021 shares	Dec. 02, 2021 USD ($)	Sep. 11, 2020 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares								194,216,835	202,233,997	201,783,532			201,677,981
Authorised shares not yet issued, amount								$ 83,898,616	$ 83,898,616	$ 83,898,616
Number of shares authorised (in shares) | shares								77,189,888	77,189,888	77,189,888
Vote per ordinary share | vote_per_share								1
Notional Value								$ 111,545,000	$ 93,607,000
Transfer of treasury shares (in shares) | shares								8,017,162	(450,465)	(105,551)
Dividends paid, ordinary shares per share (in usd per share) | $ / shares	$ 1.15	$ 4.57
Dividend payable (in usd per share) | $ / shares	0.27
Dividends to equity holders								$ 1,110,920,000	$ 646,294,000	$ 24,213,000
Dividends paid, ordinary shares								1,126,700,000	630,500,000	24,200,000
$$713.0 million facility
Disclosure of classes of share capital [line items]
Notional Value															$ 713,000,000
$73.45 million facility - Cedar and Cypress
Disclosure of classes of share capital [line items]
Notional Value														$ 73,450,000
Cap Corpus Christi and Cap Port Arthur
Disclosure of classes of share capital [line items]
Number of vessels in time charter | vessel					2
Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Number of vessels in time charter | vessel						2
Commodity swap
Disclosure of classes of share capital [line items]
Notional Value								72,200,000	158,800,000
Interest rate swaps | $173.6 million facility - Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Facility size									173,600,000
Interest rate swaps | $$713.0 million facility
Disclosure of classes of share capital [line items]
Notional Value									0
Facility size								713,000,000	713,000,000.0
Interest rate swaps | $73.45 million facility - Cedar and Cypress
Disclosure of classes of share capital [line items]
Facility size								73,450,000	73,500,000
Interest rate swaps | $150.0 million facility
Disclosure of classes of share capital [line items]
Notional Value									93,607,000
Facility size									150,000,000.0
Interest rate swaps | $447.0 million facility
Disclosure of classes of share capital [line items]
Notional Value			$ 447,000,000						0
Facility size								447,000,000.0
Interest rate swaps | $161.1 million facility
Disclosure of classes of share capital [line items]
Notional Value								111,545,000
Facility size								161,100,000			$ 150,000,000
Interest rate swaps | Cap Corpus Christi and Cap Port Arthur
Disclosure of classes of share capital [line items]
Notional Value					$ 70,100,000
Number of interest rate swaps entered into | contract					2
Change in FV recognized in OCI									(5,100,000)
Interest rate swaps | $173.6 million facility - Cap Quebec and Cap Pembroke | $173.6 million facility - Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Notional Value						$ 173,600,000			0
Interest rate swaps | Long term charter parties, various cap 2020
Disclosure of classes of share capital [line items]
Notional Value										$ 237,200,000
Number of interest rate swaps entered into | contract			2				6
Change in FV recognized in OCI									(17,400,000)
Interest rate swaps | Suezmaxes Cedar and Cypress
Disclosure of classes of share capital [line items]
Change in FV recognized in OCI									(5,500,000)
Interest rate swaps | Suezmaxes Cedar and Cypress | $73.45 million facility - Cedar and Cypress
Disclosure of classes of share capital [line items]
Notional Value												$ 73,450,000
Interest rate swaps | Long term charter parties, various cap 2022
Disclosure of classes of share capital [line items]
Notional Value			$ 70,000,000					111,500,000			$ 109,400,000
Change in FV recognized in OCI								1,000,000.0
Interest rate swaps | Long term charter parties, various cap 2022 | At fair value
Disclosure of classes of share capital [line items]
Hedging instrument, assets								$ 2,100,000
Interest rate swaps | Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Notional Value						$ 86,800,000
Number of interest rate swaps entered into | contract						2
Change in FV recognized in OCI									(1,800,000)
Fx Euro hedge
Disclosure of classes of share capital [line items]
Notional Value									0
Number of interest rate swaps entered into | contract				4				0
Change in FV recognized in OCI									$ (1,000,000.0)
Short position, hedging percentage				20.00%
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares								220,024,713	220,024,713	220,024,713			220,024,713
Par value per share | $ / shares								$ 0
Transfer of treasury shares (in shares) | shares								0	0	0
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares								25,807,878	17,790,716	18,241,181			18,346,732
Transfer of treasury shares (in shares) | shares								(8,017,162)	450,465	105,551
Share premium
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in usd per share) | $ / shares		4.30
Dividends to equity holders								$ 1,006,043,000	$ 211,807,000	$ 24,213,000
Share premium | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Total dividend proposed per share (in usd per share) | $ / shares	$ 0.88
Retained earnings
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in usd per share) | $ / shares		$ 0.27
Dividends to equity holders								$ 104,877,000		$ 434,487,000